Condensed Consolidated Balance Sheets (Current Period Unaudited) (Parentheticals) - USD ($) $ / shares in Thousands, $ in Thousands	Jun. 30, 2018	Mar. 31, 2018		Mar. 25, 2017	Mar. 26, 2016
Trade accounts receivable, allowance	$ 8	$ 8	[1]	$ 45	$ 45
Preferred stock, authorized (in shares)	1,000,000	1,000,000	[1]	1,000,000
Preferred stock, par value (in dollars per share)		$ 0		$ 0
Common stock, par value (in dollars per share)	$ 0	$ 0	[1]	$ 0
Common stock, shares authorized (in shares)	40,000,000	40,000,000	[1]	40,000,000
Common stock, issued (in shares)	10,418,953	10,312,653	[1]	9,594,203
Common stock, outstanding (in shares)	10,418,953	10,312,653	[1]	9,594,203
Series A Preferred Stock [Member]
Preferred stock, authorized (in shares)	250,000	250,000	[1]	250,000
Preferred stock, issued (in shares)	0	0	[1]	0
Preferred stock, outstanding (in shares)	0	0	[1]	0
Preferred stock, par value (in dollars per share)	$ 0	$ 0	[1]
Series B, C, and D Preferred Stock [Member]
Preferred stock, authorized (in shares)	19,500	19,500	[1]	19,500
Preferred stock, issued (in shares)	18,533.51	18,533.51	[1]	18,533.51
Preferred stock, outstanding (in shares)	18,533.51	18,533.51	[1]	18,533.51
Preferred stock, liquidation preference	$ 3,540	$ 3,540	[1]	$ 3,540
Series E Preferred Stock [Member]
Preferred stock, authorized (in shares)	60,000	60,000	[1]
Preferred stock, issued (in shares)	53,400	43,800	[1]
Preferred stock, outstanding (in shares)	53,400	43,800	[1]
Preferred stock, liquidation preference	$ 2,003	$ 1,643	[1]

[1]	Derived from the audited consolidated financial statements as of and for the fiscal year ended March 31, 2018.